CONTINGENCIES AND COMMITMENTS (Details) ¥ in Billions	6 Months Ended	12 Months Ended
	Sep. 30, 2021 CNY (¥)	Mar. 31, 2020 item
Contingencies
Number of customer filed lawsuits against the Group | item		1
Total investment | ¥	¥ 2.5